Earn-Out Shares (Tables)	12 Months Ended
Dec. 31, 2021
Earn-Out Shares.
Fair Value Measurement Inputs and Valuation Techniques	Assumptions used in the valuations were as follows:

	December 31, 2021	October 6, 2021
Stock price	$12.47	$10.05
Expected volatility	55.0%	55.0%
Risk-free interest rate	0.91%	0.57%
Forecast period (in years)	2.8	3.0

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation	The following table presents activity for the earn-out liability measured at fair value using significant unobservable Level 3 inputs from the Closing Date to December 31, 2021:

(In thousands)	Earn-Out Liability
Balance at October 6, 2021	$67,600
Impact of incremental shares due to option holder forfeitures	627
Change in fair value	30,673
Balance at December 31, 2021	$98,900